Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2020
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
12.	Accrued expenses and other current liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Accrued advertising expense	1,011,400	1,529,746
Accrued shipping and handling expenses	925,864	1,597,573
Accrued payroll and social benefits	896,365	581,769
Deposits from delivery service providers	475,497	397,018
Income tax payables	652,624	673,282
Other tax payables (Note a)	690,338	691,919
Accrued rental expenses	73,861	113,773
Accrued administrative expenses	384,427	378,536
Amounts received on behalf of third-party merchants (Note b)	946,100	1,175,618
Refund liability (Note c)	225,274	271,732
Others (Note d)	252,825	286,030

Total	6,534,575	7,696,996

Note:

(a)
Amounts represent VAT and related surcharges, PRC individual income tax of employees withheld by the Group, tariffs, import VAT and consumption tax pursuant to the Circular on Tax Policy for Cross-border
E-commerce
Retail Imports.

(b)
Amounts represent the cash collected on behalf of third-party merchants which the Group provides platform access for sales of their products and is related to the consideration for goods or services provided.

(c)
The Group offers online customers with an unconditional right of return for a period of 7 days upon receipt of products on sales from its platforms. The Group reduces product revenues and cost of revenues by an estimate of expected customer merchandize returns, which is calculated based on historical return patterns, and recorded as returned liability included in accrued expenses and other current liabilities. Refund liability is measured at the amount of consideration received for which the Group does not expect to be entitled.

(d)
Included in others are loan received from the non-controlling interests shareholders of Hengyang Shan Shan amounting to RMB 93,464 as of December 31, 2019.The Group has repaid RMB 30,948 during the year ended December 31, 2020 and converted the remaining loan of RMB62,518 into capital contribution as disclosed in Note 21(i).